Offerings	Jan. 30, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, 2024 Equity Incentive Plan
Amount Registered | shares	5,235,338
Proposed Maximum Offering Price per Unit	25.05
Maximum Aggregate Offering Price	$ 131,145,216.90
Fee Rate	0.01381%
Amount of Registration Fee	$ 18,111.15
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of common stock ("Common Stock") of Alumis Inc. (the "Registrant") that become issuable under the Registrant's 2024 Equity Incentive Plan (the "2024 EIP"), and the Registrant's 2024 Employee Stock Purchase Plan (the "2024 ESPP"), by reason of any stock dividend, stock split, recapitalization or other similar transaction. Estimated in accordance with Rules 457(c) and 457(h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of $25.05 per share, which is the average of the high and low selling prices per share of the Registrant's Common Stock on January 26, 2026 as reported on the Nasdaq Global Select Market. Represents the automatic increase to the number of shares of the Registrant's Common Stock available for issuance under the 2024 EIP effective January 1, 2026, as provided for under the 2024 EIP.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, 2024 Employee Stock Purchase Plan
Amount Registered | shares	1,047,067
Proposed Maximum Offering Price per Unit	21.30
Maximum Aggregate Offering Price	$ 22,302,527.10
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,079.98
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of common stock ("Common Stock") of Alumis Inc. (the "Registrant") that become issuable under the Registrant's 2024 Equity Incentive Plan (the "2024 EIP"), and the Registrant's 2024 Employee Stock Purchase Plan (the "2024 ESPP"), by reason of any stock dividend, stock split, recapitalization or other similar transaction. Estimated in accordance with Rules 457(c) and 457(h) under the Securities Act solely for the purpose of calculating the registration fee. The offering price per share and the aggregate offering price are based upon $21.30 per share, which is the average of the high and low selling prices per share of the Registrant's Common Stock on January 26, 2026 as reported on the Nasdaq Global Select Market multiplied by 85%, which is the percentage of the price per share applicable to purchases under the 2024 ESPP. Represents the automatic increase to the number of shares of the Registrant's Common Stock available for issuance under the 2024 ESPP effective January 1, 2026, as provided for under the 2024 ESPP.